Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Charge/(credit) for the year:
Dividends paid	$ (7,675)	$ (13,268)	$ (17,851)
Current	4,007	4,514
Non-current	15,088	11,973
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	769	674
Dividends determined	7,712	13,420
Charge/(credit) for the year:
Underlying	180	156
Discounting	2	2
Exchange variations	(42)	(161)
Released during the year	(120)	(62)
Utilisation	(92)	(35)
Dividends paid	(7,675)	(13,268)
Transfers and other movements	(24)	(18)
At the end of the financial year	710	769	$ 674
Current	220	384
Non-current	$ 490	385
Provision for dividends and other liabilities [member] | OZ Minerals Limited [member]
Disclosure of other provisions [line items]
Acquisition of subsidiaries and operations		$ 61